EQUITY	12 Months Ended
Dec. 31, 2024
Disclosure of classes of share capital [abstract]
EQUITY	EQUITY
As described in Note 4, on March 27, 2024, the Company consummated the Business Combination. As a result of the Business Combination, LPA issued 31,709,747 Ordinary Shares with a par value of $0.0001 per share. In addition, 90,000 Ordinary Shares were issued to a non-employee service provider to share-settle an accrued liability of $900,000 assumed as part of the Business Combination for services previously performed. Refer to Note 22 for a description of share-based payments. As of December 31, 2024, a total of 31,799,747 Ordinary Shares were issued. The Company is authorized to issue 450,000,000 Ordinary Shares and 50,000,000 Preference Shares, each with a par value of $0.0001. The specific designations, voting rights, and other preferences of these shares can be established as needed by the Company's board. There were no Preference Shares issued during the periods presented. All shares are equally eligible to receive dividends and the repayment of capital and represent one vote at shareholders’ meetings of Logistic Properties of the Americas.
On November 22, 2024, the Company's board of directors approved a share repurchase program (the "Program") with authorization to purchase up to $10.0 million of Ordinary Shares for a duration of 12 months. On November 29, 2024, the Company and an unrelated third-party broker (the “Broker”) entered into a share purchase agreement (the “Share Purchase Agreement”). Under the Share Purchase Agreement, the Broker is authorized to execute the Program on behalf of the
Company to purchase the Ordinary Shares from the open market. Prior to their retirement or reissuance, the Ordinary Shares repurchased are recorded as treasury shares in equity at cost including the fees paid to the Broker.
As of December 31, 2024, the Company held 126,834 of the Company's Ordinary Shares, and 873,166 shares remained available for future repurchases under the Program. Share repurchase activities are as follows for the year ended December 31, 2024:

2024

Shares repurchased (1)	126,834
Average purchase price per share	$9.80
Aggregate purchase price	$1,242,773
(1)None of the Ordinary Shares repurchased were retired or reissued for the year ended December 31, 2024.
Retained earnings consist of legal reserves and accumulated earnings. According to the legislation in effect in several countries in which the Company operates, the Company’s subsidiaries must appropriate a portion of each year’s net earnings to its respective legal reserve. The legal reserve amount varies by jurisdiction and ranges from 5% to 10% of the net earnings generated by operating entities, up to a cap of 10% to 50% of that entity’s capital stock.